Quarterly Holdings Report
for
Fidelity® Environment and Alternative Energy Fund
November 30, 2025
ENV-NPRT3-0126
1.810704.121
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp (United States) (a)	6,920	612,489
GERMANY - 2.5%
Industrials - 2.5%
Electrical Equipment - 2.5%
Siemens Energy AG (a)	111,990	14,995,722
NETHERLANDS - 2.4%
Information Technology - 2.4%
Semiconductors & Semiconductor Equipment - 2.4%
NXP Semiconductors NV	73,080	14,246,215
UNITED KINGDOM - 1.2%
Utilities - 1.2%
Water Utilities - 1.2%
Severn Trent PLC	192,960	7,197,768
UNITED STATES - 92.9%
Consumer Discretionary - 12.3%
Automobiles - 10.9%
Rivian Automotive Inc Class A (a)(b)	150,790	2,542,319
Tesla Inc (a)	147,390	63,402,757
		65,945,076
Household Durables - 1.4%
KB Home	30,360	1,953,059
TopBuild Corp (a)	14,280	6,461,700
		8,414,759
TOTAL CONSUMER DISCRETIONARY		74,359,835

Energy - 0.7%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	69,860	3,506,972
WaterBridge Infrastructure LLC Class A	5,600	127,680
		3,634,652
Oil, Gas & Consumable Fuels - 0.1%
Centrus Energy Corp Class A (a)(b)	2,190	567,867
TOTAL ENERGY		4,202,519

Industrials - 38.1%
Aerospace & Defense - 5.2%
ATI Inc (a)	38,600	3,890,880
Carpenter Technology Corp	15,250	4,857,735
GE Aerospace	61,320	18,300,954
Woodward Inc	14,330	4,299,430
		31,348,999
Building Products - 4.7%
Advanced Drainage Systems Inc	29,700	4,525,686
Builders FirstSource Inc (a)	10,490	1,177,293
Carrier Global Corp	29,880	1,639,814
Johnson Controls International plc	79,500	9,246,645
Trane Technologies PLC	28,000	11,801,440
		28,390,878
Commercial Services & Supplies - 3.2%
Clean Harbors Inc (a)	18,190	4,139,316
Montrose Environmental Group Inc (a)	130,758	3,353,943
Republic Services Inc	49,550	10,755,323
Tetra Tech Inc	36,830	1,279,474
		19,528,056
Construction & Engineering - 3.7%
Comfort Systems USA Inc	4,390	4,288,767
Construction Partners Inc Class A (a)	11,080	1,207,720
EMCOR Group Inc	10,140	6,236,810
Granite Construction Inc	13,570	1,459,182
Legence Corp Class A	4,000	183,919
WillScot Holdings Corp	445,270	8,794,083
		22,170,481
Electrical Equipment - 6.8%
Acuity Inc	23,580	8,640,184
Bloom Energy Corp Class A (a)	15,590	1,703,051
Eaton Corp PLC	53,840	18,622,718
Emerson Electric Co	43,860	5,850,047
GE Vernova Inc	5,350	3,208,770
Nextpower Inc Class A (a)	30,530	2,797,158
		40,821,928
Ground Transportation - 3.2%
CSX Corp	51,090	1,806,542
Norfolk Southern Corp	48,450	14,151,761
Union Pacific Corp	13,170	3,053,201
		19,011,504
Industrial Conglomerates - 1.2%
3M Co	41,670	7,169,324
Machinery - 7.4%
Cummins Inc	23,022	11,464,496
Ingersoll Rand Inc	75,330	6,052,012
Parker-Hannifin Corp	7,340	6,324,878
Pentair PLC	76,436	8,044,125
Watts Water Technologies Inc Class A	18,780	5,181,026
Westinghouse Air Brake Technologies Corp	35,100	7,320,105
		44,386,642
Professional Services - 1.8%
KBR Inc	262,460	10,818,601
Trading Companies & Distributors - 0.9%
Core & Main Inc Class A (a)	90,700	4,384,438
Ferguson Enterprises Inc	6,310	1,588,038
		5,972,476
TOTAL INDUSTRIALS		229,618,889

Information Technology - 26.8%
Communications Equipment - 7.2%
Arista Networks Inc (a)	161,210	21,066,922
Cisco Systems Inc	289,840	22,300,290
		43,367,212
Electronic Equipment, Instruments & Components - 1.0%
Coherent Corp (a)	21,010	3,451,103
Vontier Corp	73,140	2,653,519
		6,104,622
IT Services - 3.9%
IBM Corporation	75,503	23,298,716
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices Inc	50,900	13,505,806
Enphase Energy Inc (a)	39,960	1,152,846
First Solar Inc (a)	31,300	8,542,396
		23,201,048
Software - 10.5%
Microsoft Corp	123,070	60,551,671
Zoom Communications Inc Class A (a)	32,680	2,776,493
		63,328,164
Technology Hardware, Storage & Peripherals - 0.4%
Dell Technologies Inc Class C	16,080	2,144,267
TOTAL INFORMATION TECHNOLOGY		161,444,029

Materials - 6.6%
Chemicals - 4.4%
Linde PLC	64,730	26,560,014
Construction Materials - 0.8%
Vulcan Materials Co	15,590	4,633,972
Containers & Packaging - 0.9%
TriMas Corp	159,350	5,429,055
Metals & Mining - 0.5%
Steel Dynamics Inc	20,730	3,479,115
TOTAL MATERIALS		40,102,156

Real Estate - 4.0%
Industrial REITs - 3.5%
Prologis Inc	161,890	20,807,722
Specialized REITs - 0.5%
Equinix Inc	4,370	3,291,964
TOTAL REAL ESTATE		24,099,686

Utilities - 4.4%
Electric Utilities - 3.7%
Entergy Corp	68,540	6,684,021
NextEra Energy Inc	183,680	15,849,747
		22,533,768
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp	22,480	4,020,773
TOTAL UTILITIES		26,554,541

TOTAL UNITED STATES		560,381,655
TOTAL COMMON STOCKS (Cost $407,330,507)		597,433,849

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (a)(c)(d) (Cost $295,699)	14,200	46,576

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.02	5,866,841	5,868,015
Fidelity Securities Lending Cash Central Fund (e)(f)	4.02	2,182,928	2,183,146
TOTAL MONEY MARKET FUNDS (Cost $8,051,161)			8,051,161

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $415,677,367)	605,531,586
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(2,114,905)
NET ASSETS - 100.0%	603,416,681

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $46,576 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cellink Corp Series D	1/20/2022	295,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	63,783,252	57,915,121	79,018	(116)	-	5,868,015	5,866,841	0.0%
Fidelity Securities Lending Cash Central Fund	9,525,875	37,639,472	44,982,197	20,139	(4)	-	2,183,146	2,182,928	0.0%
Total	9,525,875	101,422,724	102,897,318	99,157	(120)	-	8,051,161

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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